Leases (Details) $ in Thousands	Mar. 31, 2016 USD ($)
Principal Repayment
2017	$ 49
2018	44
2019	28
2020	27
2021	5
Total	153
Interest Payment
2017	5
2018	4
2019	2
2020	1
2021	0
Total	12
Total Obligations
2017	54
2018	48
2019	30
2020	28
2021	5
Total	$ 165